GOF P-7 10/14

SUPPLEMENT DATED OCTOBER 1, 2014

TO THE CURRENTLY EFFECTIVE PROSPECTUS OF

EACH OF THE LISTED FUNDS

Franklin Managed Trust

Franklin Rising Dividends Fund

Franklin Value Investors Trust

Franklin All Cap Value Fund

Franklin Balance Sheet Investment Fund

Franklin Large Cap Value Fund

Franklin MicroCap Value Fund

Franklin MidCap Value Fund

Franklin Small Cap Value Fund

The prospectus is amended as follows:

I. All references to “Franklin Templeton Fund Allocator Series” are changed to “Franklin Fund Allocator Series.”

II. The “Portfolio Managers” sections in the “FUND SUMMARIES” for “Franklin All Cap Value Fund,” “Franklin Balance Sheet Investment Fund,” “Franklin MicroCap Value Fund,” “Franklin MidCap Value Fund” and “Franklin Small Cap Value Fund”, respectively, are revised to remove references to William J. Lippman and revise Donald G. Taylor’s biography to the following:

Donald G. Taylor, CPA

President and Chief Investment Officer of Advisory Services and portfolio manager of the fund since inception (2005).

III. The “Portfolio Managers” section in the “FUND SUMMARIES” for “Franklin Large Cap Value Fund” is amended to revise the biographies of William J. Lippman and Donald G. Taylor’s to the following:

William J. Lippman

Portfolio Manager of Advisory Services and portfolio manager of the fund since inception (2000).

Donald G. Taylor, CPA

President and Chief Investment Officer of Advisory Services and portfolio manager of the fund since inception (2000).

IV. The “FUND DETAILS” – “Management” section for “Franklin Large Cap Value Fund” is amended to revise the titles of William J. Lippman and Donald G. Taylor’s to the following:

William J. Lippman

Portfolio Manager of Advisory Services

Donald G. Taylor, CPA

President and Chief Investment Officer of Advisory Services

V. The “All Cap Value Fund,” “Balance Sheet Fund,” “MicroCap Value Fund,” “MidCap Value Fund” and “Small Cap Value Fund” sections under “FUND DETAILS” – “Management” section is revised to remove the reference to William J. Lippman and revise Donald G. Taylor’s title to the following:

Donald G. Taylor, CPA

President and Chief Investment Officer of Advisory Services

VI. For Franklin Rising Dividends Fund, the “Portfolio Manager” section in the “FUND SUMMARY” is revised to remove reference to William J. Lippman and revise Donald G. Taylor’s biography to the following:

Donald G. Taylor, CPA

President and Chief Investment Officer of Advisory Services and portfolio manager of the fund since 1996.

VII. For Franklin Rising Dividends Fund, the “FUND DETAILS” – “Management” section is revised to remove the reference to William J. Lippman and revise Donald G. Taylor’s title to the following:

Donald G. Taylor, CPA

President and Chief Investment Officer of Advisory Services

Please keep this supplement with your prospectus for future reference.